Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 92.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Bombardier, Inc.(a)
12/01/2024	7.500%	309,000	208,516
03/15/2025	7.500%	602,000	430,536
04/15/2027	7.875%	96,000	65,216
Moog, Inc.(a)
12/15/2027	4.250%	440,000	397,593
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,599,206
06/15/2026	6.375%	991,000	950,116
TransDigm, Inc.(a)
03/15/2026	6.250%	2,964,000	2,953,532
11/15/2027	5.500%	1,722,000	1,547,564
Total			8,152,279
Automotive 0.2%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	176,109
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	532,000	464,129
Total			640,238
Brokerage/Asset Managers/Exchanges 0.7%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	209,591
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	205,474
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	276,000	255,410
NFP Corp.(a)
07/15/2025	6.875%	1,360,000	1,338,060
Total			2,008,535
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	647,000	620,348
01/15/2028	4.000%	1,533,000	1,400,632
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,057,000	955,574
11/15/2026	4.500%	514,000	473,770
Core & Main LP(a)
08/15/2025	6.125%	1,140,000	1,060,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	75,561
01/15/2028	5.000%	420,000	378,295
Total			4,964,400
Cable and Satellite 10.1%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,696,000	1,739,329
02/15/2026	5.750%	885,000	903,883
05/01/2026	5.500%	397,000	402,955
05/01/2027	5.875%	621,000	639,952
02/01/2028	5.000%	666,000	668,588
06/01/2029	5.375%	1,240,000	1,276,520
03/01/2030	4.750%	1,876,000	1,868,016
08/15/2030	4.500%	632,000	619,491
CSC Holdings LLC(a)
10/15/2025	6.625%	189,000	198,674
10/15/2025	10.875%	1,866,000	2,017,613
02/01/2028	5.375%	1,186,000	1,219,615
02/01/2029	6.500%	3,598,000	3,879,200
01/15/2030	5.750%	338,000	342,811
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	3,870,506
Intelsat Jackson Holdings SA
08/01/2023	5.500%	555,000	363,240
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	826,000	520,191
Intelsat Luxembourg SA
06/01/2023	8.125%	732,000	157,646
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	285,990
02/15/2025	6.625%	536,000	448,325
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,086,000	1,104,766
Viasat, Inc.(a)
04/15/2027	5.625%	317,000	319,295
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,856,000	1,885,757
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	300,000	289,621
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,536,255
Ziggo BV(a)
01/15/2027	5.500%	1,552,000	1,551,681
01/15/2030	4.875%	337,000	331,434
Total			29,441,354
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.0%
Alpha 2 BV(a),(b)
06/01/2023	8.750%	980,000	886,990
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,170,889
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	904,988
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	754,761
CF Industries, Inc.
03/15/2034	5.150%	251,000	254,674
03/15/2044	5.375%	133,000	126,565
Chemours Co. (The)
05/15/2027	5.375%	199,000	154,593
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	424,660
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	682,000	663,144
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	2,187,000	2,138,933
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,166,440
12/15/2025	5.750%	975,000	877,640
SPCM SA(a)
09/15/2025	4.875%	721,000	679,781
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,585,000	1,502,836
Total			11,706,894
Construction Machinery 1.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	993,000	929,384
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	727,831
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	366,494
United Rentals North America, Inc.
09/15/2026	5.875%	1,778,000	1,803,181
12/15/2026	6.500%	379,000	385,234
Total			4,212,124
Consumer Cyclical Services 1.9%
APX Group, Inc.
12/01/2022	7.875%	1,059,000	1,008,556
09/01/2023	7.625%	1,265,000	991,193
APX Group, Inc.(a)
11/01/2024	8.500%	1,264,000	1,171,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(a)
08/15/2026	6.750%	317,000	304,080
Match Group, Inc.(a)
12/15/2027	5.000%	48,000	45,715
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	708,000	696,546
Staples, Inc.(a)
04/15/2026	7.500%	392,000	346,137
04/15/2027	10.750%	176,000	135,084
Uber Technologies, Inc.(a)
11/01/2023	7.500%	815,000	802,766
Total			5,501,959
Consumer Products 1.5%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	370,000	373,395
01/15/2027	7.750%	680,000	702,119
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	690,336
Mattel, Inc.
11/01/2041	5.450%	636,000	496,068
Prestige Brands, Inc.(a)
03/01/2024	6.375%	714,000	731,380
01/15/2028	5.125%	335,000	334,592
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	184,000	175,240
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	481,432
Valvoline, Inc.(a)
02/15/2030	4.250%	509,000	477,511
Total			4,462,073
Diversified Manufacturing 0.9%
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	208,751
02/15/2026	6.375%	259,000	249,648
MTS Systems Corp.(a)
08/15/2027	5.750%	183,000	170,987
Resideo Funding, Inc.(a)
11/01/2026	6.125%	949,000	827,713
SPX FLOW, Inc.(a)
08/15/2024	5.625%	204,000	198,863
TriMas Corp.(a)
10/15/2025	4.875%	147,000	139,458
Welbilt, Inc.
02/15/2024	9.500%	308,000	261,857
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	365,403

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	230,000	227,292
Total			2,649,972
Electric 5.2%
AES Corp. (The)
03/15/2023	4.500%	558,000	546,814
05/15/2026	6.000%	1,048,000	1,054,660
09/01/2027	5.125%	524,000	525,993
Calpine Corp.
02/01/2024	5.500%	685,000	650,351
Calpine Corp.(a)
06/01/2026	5.250%	590,000	560,754
02/15/2028	4.500%	745,000	721,691
03/15/2028	5.125%	926,000	853,446
Clearway Energy Operating LLC
10/15/2025	5.750%	824,000	816,516
09/15/2026	5.000%	866,000	832,363
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	498,000	463,429
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	490,286
09/15/2027	4.500%	2,263,000	2,220,272
NRG Energy, Inc.
01/15/2027	6.625%	659,000	684,018
01/15/2028	5.750%	42,000	42,559
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,513,000	1,557,762
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	489,000	486,084
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	545,000	571,531
01/15/2030	4.750%	624,000	605,283
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	673,198
07/31/2027	5.000%	822,000	833,755
Total			15,190,765
Environmental 0.6%
GFL Environmental, Inc.(a)
05/01/2022	5.625%	517,000	520,878
12/15/2026	5.125%	405,000	397,420
05/01/2027	8.500%	440,000	442,121
Hulk Finance Corp.(a)
06/01/2026	7.000%	389,000	382,107
Total			1,742,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.7%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	1,261,000	811,825
Navient Corp.
03/25/2021	5.875%	84,000	82,774
07/26/2021	6.625%	649,000	666,115
01/25/2022	7.250%	618,000	601,748
06/15/2022	6.500%	750,000	734,007
01/25/2023	5.500%	168,000	155,150
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	957,688
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,186,000	2,174,843
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	621,231
03/15/2024	6.125%	974,000	966,538
Total			7,771,919
Food and Beverage 3.1%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	132,000	127,893
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,026,000	849,374
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	718,000	683,486
07/15/2045	5.200%	436,000	422,189
06/01/2046	4.375%	740,000	671,649
Kraft Heinz Foods Co. (The)(a)
10/01/2049	4.875%	678,000	628,161
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	427,059
11/01/2026	4.875%	586,000	596,645
Performance Food Group, Inc.(a)
10/15/2027	5.500%	328,000	304,185
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,562,000	1,606,650
03/01/2027	5.750%	647,000	662,676
01/15/2028	5.625%	440,000	447,485
04/15/2030	4.625%	1,578,000	1,510,242
Total			8,937,694
Gaming 3.7%
Boyd Gaming Corp.
08/15/2026	6.000%	418,000	359,442
Boyd Gaming Corp.(a)
12/01/2027	4.750%	675,000	557,343
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	424,858

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,001,146
09/15/2026	6.000%	613,000	554,725
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,004,402
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	460,817
09/01/2026	4.500%	472,000	404,797
02/01/2027	5.750%	436,000	392,043
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,131,104
03/15/2026	8.250%	1,138,000	728,819
05/15/2028	7.000%	314,000	197,020
11/15/2029	7.250%	314,000	199,369
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	515,373
02/15/2027	3.750%	789,000	743,515
12/01/2029	4.625%	448,000	409,194
08/15/2030	4.125%	789,000	744,485
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	813,230
Total			10,641,682
Health Care 5.1%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	415,000	395,044
03/01/2024	6.500%	93,000	91,654
Avantor, Inc.(a)
10/01/2025	9.000%	1,385,000	1,457,222
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,357,000	1,259,532
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	369,853
05/01/2028	4.250%	249,000	241,601
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	912,000	867,128
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	798,000	747,787
Encompass Health Corp.
02/01/2028	4.500%	301,000	295,029
HCA, Inc.
09/01/2028	5.625%	530,000	559,341
02/01/2029	5.875%	527,000	556,798
09/01/2030	3.500%	799,000	727,175
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	234,749
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	686,000	603,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	218,000	189,361
Select Medical Corp.(a)
08/15/2026	6.250%	1,017,000	1,017,959
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	349,000	252,327
Teleflex, Inc.
11/15/2027	4.625%	693,000	698,231
Tenet Healthcare Corp.
08/01/2025	7.000%	1,201,000	1,045,403
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	1,162,000	1,132,811
11/01/2027	5.125%	2,049,000	1,960,683
Total			14,703,333
Healthcare Insurance 1.4%
Centene Corp.(a)
12/15/2027	4.250%	1,328,000	1,301,556
12/15/2029	4.625%	1,726,000	1,733,665
02/15/2030	3.375%	1,041,000	969,083
Total			4,004,304
Home Construction 1.6%
Lennar Corp.
11/15/2024	5.875%	77,000	78,770
06/01/2026	5.250%	1,071,000	1,091,130
Meritage Homes Corp.
04/01/2022	7.000%	928,000	927,373
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	331,347
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	522,000	472,536
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	502,517
03/01/2024	5.625%	848,000	800,742
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	320,545
Total			4,524,960
Independent Energy 2.9%
Callon Petroleum Co.
10/01/2024	6.125%	378,000	67,484
07/01/2026	6.375%	2,277,000	387,198
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	109,000	26,048
Centennial Resource Production LLC(a)
01/15/2026	5.375%	621,000	149,726
04/01/2027	6.875%	751,000	183,953

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,279,000	1,150,621
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	604,000	408,154
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	830,000	389,650
11/01/2028	6.250%	660,000	296,758
Jagged Peak Energy LLC
05/01/2026	5.875%	776,000	581,218
Matador Resources Co.
09/15/2026	5.875%	1,971,000	578,258
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	1,356,000	956,067
02/15/2028	4.125%	642,000	437,395
QEP Resources, Inc.
03/01/2026	5.625%	689,000	251,827
SM Energy Co.
06/01/2025	5.625%	329,000	94,933
09/15/2026	6.750%	1,106,000	333,111
01/15/2027	6.625%	851,000	256,091
WPX Energy, Inc.
09/15/2024	5.250%	1,336,000	814,963
01/15/2030	4.500%	2,052,000	1,112,187
Total			8,475,642
Leisure 0.6%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	702,000	648,003
10/15/2027	4.750%	495,000	444,767
Viking Cruises Ltd.(a)
09/15/2027	5.875%	997,000	596,479
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	131,823
Total			1,821,072
Media and Entertainment 4.5%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	1,858,000	1,631,737
08/15/2027	5.125%	1,039,000	995,068
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	595,000	483,260
08/15/2027	6.625%	211,000	140,905
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	461,432
05/01/2027	8.375%	2,111,672	1,839,852
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	228,578
01/15/2028	4.750%	591,000	525,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.(a)
02/15/2028	3.750%	337,000	316,485
02/15/2030	4.000%	129,000	121,217
Netflix, Inc.
04/15/2028	4.875%	1,956,000	1,990,483
11/15/2028	5.875%	477,000	512,940
05/15/2029	6.375%	124,000	136,713
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	592,798
06/15/2030	4.875%	756,000	772,864
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	222,270
03/15/2030	4.625%	877,000	785,348
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	298,000	266,008
TEGNA, Inc.(a)
09/15/2029	5.000%	763,000	689,737
Twitter, Inc.(a)
12/15/2027	3.875%	498,000	479,869
Total			13,193,239
Metals and Mining 4.5%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	561,000	543,358
09/30/2026	7.000%	366,000	340,090
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	464,000	427,962
Constellium NV(a)
03/01/2025	6.625%	830,000	747,282
02/15/2026	5.875%	2,038,000	1,785,516
Freeport-McMoRan, Inc.
09/01/2029	5.250%	861,000	812,001
03/15/2043	5.450%	2,321,000	2,040,148
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	914,000	836,366
01/15/2025	7.625%	1,934,000	1,699,671
Novelis Corp.(a)
09/30/2026	5.875%	2,013,000	1,991,887
01/30/2030	4.750%	1,043,000	935,074
Steel Dynamics, Inc.
04/15/2023	5.250%	1,030,000	974,690
Total			13,134,045
Midstream 5.2%
Cheniere Energy Partners LP
10/01/2026	5.625%	1,076,000	989,920
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	1,253,000	1,082,384

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
05/15/2029	5.125%	655,000	413,093
04/01/2044	5.600%	2,711,000	1,198,056
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	869,178
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	96,000	69,368
02/01/2028	7.750%	414,000	289,827
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	723,086
NuStar Logistics LP
06/01/2026	6.000%	397,000	294,073
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	573,000	343,050
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	1,253,000	930,417
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	384,968
02/15/2026	5.500%	1,052,000	910,115
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	603,000	319,710
01/15/2028	5.500%	499,000	259,677
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	489,000	402,233
01/15/2028	5.000%	2,956,000	2,411,264
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,490,000	1,147,300
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	876,804
Western Midstream Operating LP
03/01/2028	4.500%	1,452,000	694,020
02/01/2030	4.050%	1,040,000	455,609
Total			15,064,152
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	1,201,000	915,613
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	627,000	442,010
Nabors Industries Ltd.(a)
01/15/2026	7.250%	416,000	140,794
01/15/2028	7.500%	315,000	86,097
Nabors Industries, Inc.
02/01/2025	5.750%	1,183,000	260,729
SESI LLC
09/15/2024	7.750%	318,000	80,178
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	475,950	382,023
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	998,000	838,320
Transocean, Inc.(a)
02/01/2027	8.000%	360,000	170,825
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	438,000	277,699
Total			3,594,288
Packaging 4.0%
ARD Finance SA(a),(b)
06/30/2027	6.500%	427,000	372,504
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	2,177,000	2,182,829
08/15/2026	4.125%	641,000	641,633
08/15/2027	5.250%	764,000	783,871
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	249,000	251,587
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,931,675
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	954,644
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	535,880
Novolex(a)
01/15/2025	6.875%	387,000	361,814
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	992,383
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,548,209
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	621,326
08/15/2027	8.500%	530,000	532,623
Total			11,710,978
Pharmaceuticals 3.6%
Bausch Health Companies, Inc.(a)
03/01/2023	5.500%	241,000	237,995
03/15/2024	7.000%	81,000	83,280
04/15/2025	6.125%	1,788,000	1,771,955
11/01/2025	5.500%	730,000	738,190
12/15/2025	9.000%	196,000	206,530
04/01/2026	9.250%	1,148,000	1,214,807
01/31/2027	8.500%	1,094,000	1,143,934
01/30/2028	5.000%	466,000	441,172
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	579,030
07/15/2027	5.000%	178,000	175,481
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	740,000	546,004

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
02/01/2025	6.000%	603,000	411,050
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,121,936
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	837,000	832,433
Total			10,503,797
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	739,000	698,434
HUB International Ltd.(a)
05/01/2026	7.000%	1,074,000	1,063,893
USI, Inc.(a)
05/01/2025	6.875%	347,000	327,371
Total			2,089,698
Restaurants 0.5%
IRB Holding Corp.(a)
02/15/2026	6.750%	1,693,000	1,356,561
Yum! Brands, Inc.(a),(d)
04/01/2025	7.750%	106,000	111,631
Total			1,468,192
Retailers 1.2%
L Brands, Inc.
02/01/2028	5.250%	358,000	276,785
06/15/2029	7.500%	208,000	165,148
11/01/2035	6.875%	804,000	601,485
PetSmart, Inc.(a)
03/15/2023	7.125%	1,462,000	1,378,218
06/01/2025	5.875%	1,051,000	1,046,924
Total			3,468,560
Supermarkets 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	528,000	533,429
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	420,000	453,149
02/15/2028	5.875%	473,000	481,800
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	708,000	704,185
02/15/2030	4.875%	389,000	388,317
Total			2,560,880
Technology 5.0%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	643,000	485,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	595,127
08/01/2025	6.875%	604,000	562,778
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	184,000	161,166
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	485,439
CDK Global, Inc.
06/01/2027	4.875%	497,000	509,425
CommScope Technologies LLC(a)
06/15/2025	6.000%	902,000	825,908
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	246,013
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,552,644
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	779,000	803,574
NCR Corp.
07/15/2022	5.000%	607,000	579,997
12/15/2023	6.375%	1,269,000	1,264,977
NCR Corp.(a)
09/01/2029	6.125%	636,000	596,956
Plantronics, Inc.(a)
05/31/2023	5.500%	1,108,000	792,667
PTC, Inc.(a)
02/15/2025	3.625%	178,000	167,554
02/15/2028	4.000%	256,000	248,188
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,535,463
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	89,000	93,083
11/15/2026	8.250%	1,265,000	1,343,372
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	610,000	597,488
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	210,000	194,758
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,019,394
Total			14,661,501
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	329,000	252,688

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	688,000	556,354
10/15/2024	5.500%	445,000	244,300
08/01/2026	7.125%	577,000	305,193
01/15/2028	6.000%	1,777,000	930,567
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	518,975
Total			2,808,077
Wireless 5.3%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,008,370
02/15/2028	6.000%	799,000	696,441
Altice France SA(a)
05/01/2026	7.375%	2,433,000	2,432,067
02/01/2027	8.125%	775,000	807,594
01/15/2028	5.500%	975,000	919,814
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,503,999
Sprint Capital Corp.
11/15/2028	6.875%	1,937,000	2,211,140
03/15/2032	8.750%	382,000	505,503
Sprint Corp.
03/01/2026	7.625%	1,165,000	1,319,049
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,053,000	1,105,767
02/01/2026	4.500%	746,000	763,258
02/01/2028	4.750%	1,149,000	1,196,071
Total			15,469,073
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	1,724,000	1,744,990
04/01/2024	7.500%	1,020,000	1,116,800
04/01/2025	5.625%	1,358,000	1,373,981
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,417,000	1,417,333
02/15/2027	4.000%	385,000	373,391
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	998,742
03/01/2028	6.125%	962,000	914,344
Telecom Italia Capital SA
09/30/2034	6.000%	336,000	332,674
Total			8,272,255
Total Corporate Bonds & Notes (Cost $301,659,192)			269,552,460

Foreign Government Obligations(e) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	126,000	105,880
06/01/2027	5.250%	754,000	635,103
Total			740,983
Total Foreign Government Obligations (Cost $891,056)			740,983

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Ellie Mae, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	960,175	836,552
Food and Beverage 0.7%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	4.297%	708,854	643,873
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	8.547%	752,935	634,973
BellRing Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	600,400	559,873
Froneri International PLC(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	6.739%	138,000	124,200
Total			1,962,919
Metals and Mining 0.5%
Big River Steel LLC(f),(g),(h)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	1,634,613	1,552,883
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	1,054,947	810,336

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	4.700%	385,234	353,771
Ascend Learning LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	332,014	294,248
Informatica LLC(f)
2nd Lien Term Loan
02/25/2025	7.125%	334,000	293,920
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	585,139	523,700
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.739%	435,810	404,575
Total			1,870,214
Total Senior Loans (Cost $7,891,380)			7,032,904
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(i),(j)	7,651,448	7,647,622
Total Money Market Funds (Cost $7,652,729)		7,647,622
Total Investments in Securities (Cost: $318,094,357)		284,973,969
Other Assets & Liabilities, Net		5,977,415
Net Assets		290,951,384

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $189,234,120, which represents 65.04% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	9,199,165	41,742,042	(43,289,759)	7,651,448	(1,373)	(5,107)	42,333	7,647,622
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020